Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Royce Quant Small-Cap Quality Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Royce Quant Small-Cap Quality Value ETF (NAV)
Average Annual Return, Percent	(7.96%)	17.56%	6.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.58%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	(4.01%)	13.27%	5.99%